Share Capital and Reserves (Tables)	6 Months Ended
Jun. 30, 2022
Share Capital and Reserves Tables [Abstract]
Schedule of outstanding stock options
	Number Outstanding	Weighted Average Exercise Price
		($)
Balance – December 31, 2020	1,353,831	3.70
Granted	960,224	4.87
Exercised	(118,039)	3.32
Forfeited	(254,247)	3.39
Balance –December 31, 2021	1,941,769	4.24
Granted	34,500	1.14
Exercised	-	-
Forfeited	(18,813)	5.37
Balance – June 30, 2022	1,957,456	4.17

Schedule of fair value of stock options
	June 30, 2022	December 31, 2021
Risk-free interest rate	2.14% – 2.91%	0.04% -0.47%
Expected life of options	5.0 years	5.0 years
Expected dividend yield	Nil	Nil
Volatility	96.90% – 98.70%	102% - 128%

Schedule of incentive stock options outstanding
Expiry Date	Options Outstanding	Options Exercisable	Exercise Price	Weighted Average Remaining Life
			($)	(years)
September 14, 2022	74,156	74,156	4.46	0.70
June 6, 2023	14,063	14,063	5.70	1.43
September 4, 2023	12,813	12,212	2.97	1.68
April 2, 2024	106,875	106,875	2.52	2.26
June 27, 2024	6,250	6,250	2.56	2.49
September 27, 2024	300,000	206,250	4.53	2.74
October 22, 2024	12,500	12,500	4.03	2.81
July 24, 2025	242,095	242,095	2.98	3.57
July 31, 2025	166,116	162,655	2.98	3.57
August 10, 2025	12,500	11,458	2.98	3.61
November 19, 2025	15,364	5,762	4.59	2.89
June 1, 2026	56,816	56,816	7.04	4.47
June 29, 2026	329,500	82,375	5.65	4.47
August 19, 2026	573,908	233,150	4.20	3.7
March 18, 2027	22,500	-	1.32	5.00
May 10, 2027	12,000	-	0.79	5.00
	1,957,456	1,226,617	4.17	3.43

Schedule of outstanding share purchase warrants
	Number Outstanding	Weighted Average Exercise Price
		($)
Balance – December 31, 2020	2,692,622	3.61
Exercised	(1,088,713)	4.21
Expired	(492,461)	4.21
Issued	3,374,682	7.50
Balance – December 31, 2021	4,486,130	6.83
Exercised	-	-
Expired	(2,015,008)	7.03
Issued	4,965,625	1.92
Balance – June 30, 2022	7,436,747	2.21

Schedule of assumptions in calculating the fair value of the warrants
June 30, 2022
Risk-free interest rate	0.25%
Expected life of warrants	0.7 – 1.76 years
Expected dividend yield	Nil
Volatility	75%
Weighted average fair value per warrant	$3.38

Schedule of share purchase warrants outstanding
Expiry Date	Warrants Outstanding	Exercise Price	Weighted Average Remaining Life
		($)	(years)
July 17, 2022	172,531	4.71	0.30
November 17, 2022	611,250	4.89	0.53
January 20, 2026	1,687,341	7.50	3.81
February 28, 2027	4,965,625	1.92	4.91
	7,436,747	2.21	0.91